SCHEDULE OF AMOUNT RECOGNISED IN STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories recognized as an expense in cost of sales	$ 12,947	$ 22,115	$ 30,049